Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

Year Ended	December 31, 2022	December 31, 2021

Current:
Federal	$-	$-
State	-	-

Total current	-	-

Deferred:
Federal	-	-
State	-	-

Total deferred	-	-

Provision for income taxes	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consist of the following:

	December 31, 2022	December 31, 2021

Deferred tax assets
Net operating losses	$10,971,000	$9,189,000
Accrued expenses	692,000	693,000
R&D credits	938,000	624,000
Stock compensation	7,751,000	8,287,000

Total	20,352,000	18,793,000

Less: Valuation allowance	(20,352,000)	(18,793,000)

	$-	$-

Schedule of Income Tax Effective Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	24.9%	6.2%
Nondeductible permanent items	(4.4)%	(0.1)%
Deferred tax rate change	-%	-%
Research and development credit	21.1%	0.3%
Change in valuation allowance	(62.6)%	(27.4)%
Income tax provision	0.0%	0.0%